Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	MANAGERS TRUST I
Central Index Key	0000882443
Amendment Flag	false
Document Creation Date	Feb 28, 2013
Document Effective Date	Mar 1, 2013
Prospectus Date	Mar 1, 2013

Managers AMG FQ Tax-Managed U.S. Equity Fund
Managers AMG FQ Tax-Managed U.S. Equity Fund
INVESTMENT OBJECTIVE
The Managers AMG FQ Tax-Managed U.S. Equity Fund’s (the “Fund”) investment objective is to achieve long-term after-tax returns for investors.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Managers AMG FQ Tax-Managed U.S. Equity Fund		Investor Class	Institutional Class
Management Fee		0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.29%	0.29%
Total Annual Fund Operating Expenses		1.39%	1.14%
Fee Waiver and Expense Reimbursements	[1]	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements		1.24%	0.99%
[1]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2014 to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, shareholder servicing fees, interest (including interest incurred in connection with bank and custody overdrafts), distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.99% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class and Institutional Class would be 1.24% and 0.99%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Managers AMG FQ Tax-Managed U.S. Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	694	976	1,278	2,135
Institutional Class	101	347	613	1,373

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers located in the U.S. First Quadrant L.P. ("First Quadrant") considers issuers to be located in the U.S. if they are organized in the U.S., have their principal place of business in the U.S., or their securities are traded principally in the U.S. The Fund invests primarily in equity securities (generally common and preferred stocks) of large U.S. companies. The Fund will ordinarily invest in approximately 75 to 250 stocks; however, the number of stocks will vary depending on market conditions and the size of the Fund.

First Quadrant will manage the Fund's portfolio to minimize taxable distributions to shareholders and will apply a variety of tax-sensitive investment techniques. The Fund can be expected to distribute a smaller percentage of its returns each year than other equity mutual funds that are managed without regard to tax considerations. The Fund may use derivatives, such as futures and options, for any reason, including to enhance return, earn income or reduce exposure to other risks.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Derivatives Risk—the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Tax Management Risk—although the Fund is managed to minimize taxable distributions, it may not be able to avoid taxable distributions.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. The performance information for the Fund’s Investor Class shares (formerly Class A shares of the Fund, which were renamed Investor Class shares as of December 1, 2012) for periods prior to December 1, 2012 does not reflect the impact of the front-end and deferred sales charges (loads) that were in effect until December 1, 2012. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/12 (Institutional Class)

Best Quarter: 14.52% (3rd Quarter 2009) Worst Quarter: -25.90% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Managers AMG FQ Tax-Managed U.S. Equity Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Investor Class	13.65%	0.23%		2.87%	Mar 1, 2006
Institutional Class	13.95%	0.39%	7.84%
Institutional Class Return After Taxes on Distributions	13.79%	0.28%	7.75%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	9.28%	0.30%	6.93%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%	3.77%	Mar 1, 2006

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANAGERS TRUST I
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Managers AMG FQ Tax-Managed U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managers AMG FQ Tax-Managed U.S. Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Managers AMG FQ Tax-Managed U.S. Equity Fund’s (the “Fund”) investment objective is to achieve long-term after-tax returns for investors.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers located in the U.S. First Quadrant L.P. ("First Quadrant") considers issuers to be located in the U.S. if they are organized in the U.S., have their principal place of business in the U.S., or their securities are traded principally in the U.S. The Fund invests primarily in equity securities (generally common and preferred stocks) of large U.S. companies. The Fund will ordinarily invest in approximately 75 to 250 stocks; however, the number of stocks will vary depending on market conditions and the size of the Fund.

		First Quadrant will manage the Fund's portfolio to minimize taxable distributions to shareholders and will apply a variety of tax-sensitive investment techniques. The Fund can be expected to distribute a smaller percentage of its returns each year than other equity mutual funds that are managed without regard to tax considerations. The Fund may use derivatives, such as futures and options, for any reason, including to enhance return, earn income or reduce exposure to other risks.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Derivatives Risk—the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

		Tax Management Risk—although the Fund is managed to minimize taxable distributions, it may not be able to avoid taxable distributions.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. The performance information for the Fund’s Investor Class shares (formerly Class A shares of the Fund, which were renamed Investor Class shares as of December 1, 2012) for periods prior to December 1, 2012 does not reflect the impact of the front-end and deferred sales charges (loads) that were in effect until December 1, 2012. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/12 (Institutional Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 14.52% (3rd Quarter 2009) Worst Quarter: -25.90% (4th Quarter 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class shares will vary.
Managers AMG FQ Tax-Managed U.S. Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	694
3 Years	rr_ExpenseExampleYear03	976
5 Years	rr_ExpenseExampleYear05	1,278
10 Years	rr_ExpenseExampleYear10	2,135
1 Year	rr_AverageAnnualReturnYear01	13.65%
5 Years	rr_AverageAnnualReturnYear05	0.23%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
Managers AMG FQ Tax-Managed U.S. Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	613
10 Years	rr_ExpenseExampleYear10	1,373
2003	rr_AnnualReturn2003	29.29%
2004	rr_AnnualReturn2004	11.22%
2005	rr_AnnualReturn2005	15.46%
2006	rr_AnnualReturn2006	14.51%
2007	rr_AnnualReturn2007	9.75%
2008	rr_AnnualReturn2008	(41.06%)
2009	rr_AnnualReturn2009	20.18%
2010	rr_AnnualReturn2010	23.98%
2011	rr_AnnualReturn2011	1.90%
2012	rr_AnnualReturn2012	13.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.90%)
1 Year	rr_AverageAnnualReturnYear01	13.95%
5 Years	rr_AverageAnnualReturnYear05	0.39%
10 Years	rr_AverageAnnualReturnYear10	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception
Managers AMG FQ Tax-Managed U.S. Equity Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.79%
5 Years	rr_AverageAnnualReturnYear05	0.28%
10 Years	rr_AverageAnnualReturnYear10	7.75%
Since Inception	rr_AverageAnnualReturnSinceInception
Managers AMG FQ Tax-Managed U.S. Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.28%
5 Years	rr_AverageAnnualReturnYear05	0.30%
10 Years	rr_AverageAnnualReturnYear10	6.93%
Since Inception	rr_AverageAnnualReturnSinceInception
Managers AMG FQ Tax-Managed U.S. Equity Fund | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006

[1]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2014 to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, shareholder servicing fees, interest (including interest incurred in connection with bank and custody overdrafts), distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.99% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class and Institutional Class would be 1.24% and 0.99%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

Managers AMG FQ U.S. Equity Fund
Managers AMG FQ U.S. Equity Fund
INVESTMENT OBJECTIVE
The Managers AMG FQ U.S. Equity Fund's (the “ Fund”) investment objective is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Managers AMG FQ U.S. Equity Fund		Investor Class	Institutional Class
Management Fee		0.35%	0.35%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.55%	0.55%
Total Annual Fund Operating Expenses		1.15%	0.90%
Fee Waiver and Expense Reimbursements	[1]	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements		1.04%	0.79%
[1]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2014 to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, shareholder servicing fees, interest (including interest incurred in connection with bank and custody overdrafts), distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.79% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class and Institutional Class would be 1.04% and 0.79%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Managers AMG FQ U.S. Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	106	354	622	1,388
Institutional Class	81	276	488	1,098

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 132% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers located in the U.S. First Quadrant L.P. ("First Quadrant") considers issuers to be located in the U.S. if they are organized in the U.S., have their principal place of business in the U.S., or their securities are traded principally in the U.S.

The Fund invests primarily in equity securities (generally common and preferred stocks) of large U.S. companies. The Fund may use derivatives, such as futures and options, for any reason, including to enhance return, earn income, or reduce exposure to other risks. The Fund may also use derivatives to attempt to maintain exposure to the equity markets while holding cash for temporary liquidity needs.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Derivatives Risk—the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Hedging Risk—there is no guarantee that hedging strategies will be successful.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Leverage Risk—borrowing, and some derivative investments such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. The performance information for the Fund’s Investor Class shares (formerly Class A shares of the Fund, which were renamed Investor Class shares as of December 1, 2012) for periods prior to December 1, 2012 does not reflect the impact of the front-end and deferred sales charges (loads) that were in effect until December 1, 2012. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/12 (Institutional Class)

Best Quarter: 15.52% (2nd Quarter 2003) Worst Quarter: -21.77% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Managers AMG FQ U.S. Equity Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Investor Class	12.24%	0.72%		3.29%	Mar 1, 2006
Institutional Class	12.53%	1.01%	7.76%
Institutional Class Return After Taxes on Distributions	12.14%	0.74%	6.95%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	8.65%	0.80%	6.60%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%	3.77%	Mar 1, 2006

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANAGERS TRUST I
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Managers AMG FQ U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managers AMG FQ U.S. Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Managers AMG FQ U.S. Equity Fund's (the “ Fund”) investment objective is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 132% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	132.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers located in the U.S. First Quadrant L.P. ("First Quadrant") considers issuers to be located in the U.S. if they are organized in the U.S., have their principal place of business in the U.S., or their securities are traded principally in the U.S.

		The Fund invests primarily in equity securities (generally common and preferred stocks) of large U.S. companies. The Fund may use derivatives, such as futures and options, for any reason, including to enhance return, earn income, or reduce exposure to other risks. The Fund may also use derivatives to attempt to maintain exposure to the equity markets while holding cash for temporary liquidity needs.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Derivatives Risk—the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Hedging Risk—there is no guarantee that hedging strategies will be successful.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Leverage Risk—borrowing, and some derivative investments such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.

		Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. The performance information for the Fund’s Investor Class shares (formerly Class A shares of the Fund, which were renamed Investor Class shares as of December 1, 2012) for periods prior to December 1, 2012 does not reflect the impact of the front-end and deferred sales charges (loads) that were in effect until December 1, 2012. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/12 (Institutional Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 15.52% (2nd Quarter 2003) Worst Quarter: -21.77% (4th Quarter 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class shares will vary.
Managers AMG FQ U.S. Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	354
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	1,388
1 Year	rr_AverageAnnualReturnYear01	12.24%
5 Years	rr_AverageAnnualReturnYear05	0.72%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006
Managers AMG FQ U.S. Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	276
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,098
2003	rr_AnnualReturn2003	27.09%
2004	rr_AnnualReturn2004	13.86%
2005	rr_AnnualReturn2005	9.23%
2006	rr_AnnualReturn2006	20.55%
2007	rr_AnnualReturn2007	5.41%
2008	rr_AnnualReturn2008	(36.68%)
2009	rr_AnnualReturn2009	21.72%
2010	rr_AnnualReturn2010	14.76%
2011	rr_AnnualReturn2011	5.66%
2012	rr_AnnualReturn2012	12.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.77%)
1 Year	rr_AverageAnnualReturnYear01	12.53%
5 Years	rr_AverageAnnualReturnYear05	1.01%
10 Years	rr_AverageAnnualReturnYear10	7.76%
Since Inception	rr_AverageAnnualReturnSinceInception
Managers AMG FQ U.S. Equity Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.14%
5 Years	rr_AverageAnnualReturnYear05	0.74%
10 Years	rr_AverageAnnualReturnYear10	6.95%
Since Inception	rr_AverageAnnualReturnSinceInception
Managers AMG FQ U.S. Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.65%
5 Years	rr_AverageAnnualReturnYear05	0.80%
10 Years	rr_AverageAnnualReturnYear10	6.60%
Since Inception	rr_AverageAnnualReturnSinceInception
Managers AMG FQ U.S. Equity Fund | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2006

[1]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2014 to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, shareholder servicing fees, interest (including interest incurred in connection with bank and custody overdrafts), distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.79% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class and Institutional Class would be 1.04% and 0.79%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

Managers AMG FQ Global Alternatives Fund
Managers AMG FQ Global Alternatives Fund
INVESTMENT OBJECTIVE
The Managers AMG FQ Global Alternatives Fund’ s (the “Fund”) investment objective is to achieve total return.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Managers AMG FQ Global Alternatives Fund		Investor Class	Service Class	Institutional Class
Management Fee		1.70%	1.70%	1.70%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses		0.70%	0.65%	0.50%
Acquired Fund Fees and Expenses		0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	[1]	2.79%	2.49%	2.34%
Fee Waiver and Expense Reimbursements	[2]	(0.71%)	(0.71%)	(0.71%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	2.08%	1.78%	1.63%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2014 to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.49% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class shares would be 1.94%, 1.74% and 1.49%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Managers AMG FQ Global Alternatives Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	211	727	1,345	3,012
Service Class	181	636	1,194	2,715
Institutional Class	166	590	1,118	2,563

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks its investment objective from investments in the global equity, fixed income and currency markets, independent of market direction. The Fund seeks to generate returns through risk-controlled exposure to long and short positions in the global (U.S. and non-U.S.) equity, bond and currency markets through a wide range of derivative instruments and direct investments. Under normal circumstances, the Fund will invest at least 40% of its net assets, plus the amount of any borrowing for investment purposes, in investments (permitted by applicable law) of issuers organized, located, or doing a substantial amount of business outside of the United States, including investments exposed to such issuers, and the Fund will invest in or have investments exposed to a minimum of three countries, including the United States. The Fund's investment process involves an analysis of returns based on the (i) relative returns derived from global asset class performance (for example, how global stocks performed relative to global bonds and cash); (ii) relative returns within the equity asset class based on country (for example, how U.S. equities performed relative to other global equities); (iii) relative returns within the fixed-income asset class based on country (for example, how U.S. bonds performed relative to other global bonds); and (iv) risks associated with currencies (collectively, the "First Quadrant Analysis").

The Fund may achieve long and short exposure to global equity, bond, and currency markets through a wide range of derivative instruments and direct investments. The Fund typically will make extensive use of derivative instruments, including futures contracts on global equity and fixed-income securities and security indices (including broad-based security indices), options on futures contracts, securities and security indices, swap contracts and forward contracts. The Fund may also invest directly in global equity securities (including exchange-traded funds ("ETFs") and common and preferred stock of U.S. and non-U.S. companies) and fixed-income securities.

There are no limits on the amount of Fund assets that may be allocated to any one of the equity, bond, and currency asset classes; however, under normal circumstances, it is expected that no more than 50% of the Fund's exposure to such classes will be in currency forward contracts. Typically, the Fund expects to diversify its exposure among at least ten different countries, including the United States. In selecting equity investments for the Fund, First Quadrant is not constrained by any particular investment style or capitalization range. In selecting bond investments for the Fund, First Quadrant will have the flexibility to invest in debt-related investments of any credit quality and with any duration. The Fund is a "non-diversified fund," which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than a diversified fund. The Fund's investments in certain derivative instruments may be limited by tax considerations.

The Fund may enter into short sales of securities (including ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund's loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The Fund may gain exposure to the instruments mentioned below directly, by investing in securities, or indirectly through the use of derivatives and ETFs.

Asset Allocation Risk—the Fund’s investments may not be allocated in the best performing asset classes.

Credit and Counterparty Risk—the issuer of bonds or other debt securities or a counterparty to a derivatives contract may not be able to meet interest, principal or settlement payments or otherwise honor its obligations.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Derivatives Risk—the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Exchange-Traded Fund Risk—because exchange-traded funds incur their own costs, investing in them could result in a higher cost to the investor.

Foreign Investment Risk—securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Hedging Risk—there is no guarantee that hedging strategies will be successful.

Inflation Risk—the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk—fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Leverage Risk—borrowing, and some derivative investments such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.

Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be concentrated in a small number of issuers or a single issuer, such as a corporate or government entity, which can place the Fund at greater risk.

Political Risk—changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Prepayment Risk—many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

Short Sales Risk—the sale of a security that is borrowed may subject the Fund to potentially unlimited losses.

Tax Risk—although the Fund is expected to qualify as a regulated investment company, it may not qualify, which could result in higher taxes to shareholders and imposition of tax at the Fund level.

U.S. Government Securities Risk—obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”) are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. The performance information for the Fund’s Investor Class shares (formerly Class A shares of the Fund, which were renamed Investor Class shares as of December 1, 2012) for periods prior to December 1, 2012 does not reflect the impact of the front-end and deferred sales charges (loads) that were in effect until December 1, 2012. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/12 (Investor Class)

Best Quarter: 4.80% (3rd Quarter 2008) Worst Quarter: -6.08% (4th Quarter 2010)
Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Managers AMG FQ Global Alternatives Fund	1 Year	5 Years	Since Inception	Inception Date
Investor Class	2.17%	0.43%	0.22%	Mar 30, 2006
Investor Class Return After Taxes on Distributions	1.56%	1.00%	(0.33%)	Mar 30, 2006
Investor Class Return After Taxes on Distributions and Sale of Fund Shares	1.41%	0.68%	(0.11%)	Mar 30, 2006
Investor Class Citigroup 1-Month T-Bill Index (reflects no deduction for fees, expenses, or taxes)	0.05%	0.33%	1.45%	Mar 30, 2006
Service Class	2.42%		(2.33%)	Jan 1, 2010
Service Class Citigroup 1-Month T-Bill Index (reflects no deduction for fees, expenses, or taxes)	0.05%		0.08%	Jan 1, 2010
Institutional Class	2.55%		(2.22%)	Jan 1, 2010
Institutional Class Citigroup 1-Month T-Bill Index (reflects no deduction for fees, expenses, or taxes)	0.05%		0.08%	Jan 1, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Service Class and Institutional Class shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANAGERS TRUST I
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Managers AMG FQ Global Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managers AMG FQ Global Alternatives Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Managers AMG FQ Global Alternatives Fund’ s (the “Fund”) investment objective is to achieve total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks its investment objective from investments in the global equity, fixed income and currency markets, independent of market direction. The Fund seeks to generate returns through risk-controlled exposure to long and short positions in the global (U.S. and non-U.S.) equity, bond and currency markets through a wide range of derivative instruments and direct investments. Under normal circumstances, the Fund will invest at least 40% of its net assets, plus the amount of any borrowing for investment purposes, in investments (permitted by applicable law) of issuers organized, located, or doing a substantial amount of business outside of the United States, including investments exposed to such issuers, and the Fund will invest in or have investments exposed to a minimum of three countries, including the United States. The Fund's investment process involves an analysis of returns based on the (i) relative returns derived from global asset class performance (for example, how global stocks performed relative to global bonds and cash); (ii) relative returns within the equity asset class based on country (for example, how U.S. equities performed relative to other global equities); (iii) relative returns within the fixed-income asset class based on country (for example, how U.S. bonds performed relative to other global bonds); and (iv) risks associated with currencies (collectively, the "First Quadrant Analysis").

The Fund may achieve long and short exposure to global equity, bond, and currency markets through a wide range of derivative instruments and direct investments. The Fund typically will make extensive use of derivative instruments, including futures contracts on global equity and fixed-income securities and security indices (including broad-based security indices), options on futures contracts, securities and security indices, swap contracts and forward contracts. The Fund may also invest directly in global equity securities (including exchange-traded funds ("ETFs") and common and preferred stock of U.S. and non-U.S. companies) and fixed-income securities.

There are no limits on the amount of Fund assets that may be allocated to any one of the equity, bond, and currency asset classes; however, under normal circumstances, it is expected that no more than 50% of the Fund's exposure to such classes will be in currency forward contracts. Typically, the Fund expects to diversify its exposure among at least ten different countries, including the United States. In selecting equity investments for the Fund, First Quadrant is not constrained by any particular investment style or capitalization range. In selecting bond investments for the Fund, First Quadrant will have the flexibility to invest in debt-related investments of any credit quality and with any duration. The Fund is a "non-diversified fund," which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than a diversified fund. The Fund's investments in certain derivative instruments may be limited by tax considerations.

		The Fund may enter into short sales of securities (including ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund's loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The Fund may gain exposure to the instruments mentioned below directly, by investing in securities, or indirectly through the use of derivatives and ETFs.

Asset Allocation Risk—the Fund’s investments may not be allocated in the best performing asset classes.

Credit and Counterparty Risk—the issuer of bonds or other debt securities or a counterparty to a derivatives contract may not be able to meet interest, principal or settlement payments or otherwise honor its obligations.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Derivatives Risk—the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Exchange-Traded Fund Risk—because exchange-traded funds incur their own costs, investing in them could result in a higher cost to the investor.

Foreign Investment Risk—securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Hedging Risk—there is no guarantee that hedging strategies will be successful.

Inflation Risk—the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk—fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Leverage Risk—borrowing, and some derivative investments such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.

Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be concentrated in a small number of issuers or a single issuer, such as a corporate or government entity, which can place the Fund at greater risk.

Political Risk—changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Prepayment Risk—many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

Short Sales Risk—the sale of a security that is borrowed may subject the Fund to potentially unlimited losses.

Tax Risk—although the Fund is expected to qualify as a regulated investment company, it may not qualify, which could result in higher taxes to shareholders and imposition of tax at the Fund level.

		U.S. Government Securities Risk—obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”) are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be concentrated in a small number of issuers or a single issuer, such as a corporate or government entity, which can place the Fund at greater risk.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. The performance information for the Fund’s Investor Class shares (formerly Class A shares of the Fund, which were renamed Investor Class shares as of December 1, 2012) for periods prior to December 1, 2012 does not reflect the impact of the front-end and deferred sales charges (loads) that were in effect until December 1, 2012. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/12 (Investor Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 4.80% (3rd Quarter 2008) Worst Quarter: -6.08% (4th Quarter 2010)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only, and after-tax returns for Service Class and Institutional Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Service Class and Institutional Class shares will vary.
Managers AMG FQ Global Alternatives Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.79%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	2.08%	[1]
1 Year	rr_ExpenseExampleYear01	211
3 Years	rr_ExpenseExampleYear03	727
5 Years	rr_ExpenseExampleYear05	1,345
10 Years	rr_ExpenseExampleYear10	3,012
2007	rr_AnnualReturn2007	1.87%
2008	rr_AnnualReturn2008	4.84%
2009	rr_AnnualReturn2009	1.12%
2010	rr_AnnualReturn2010	(3.91%)
2011	rr_AnnualReturn2011	(5.95%)
2012	rr_AnnualReturn2012	2.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.08%)
1 Year	rr_AverageAnnualReturnYear01	2.17%
5 Years	rr_AverageAnnualReturnYear05	0.43%
Since Inception	rr_AverageAnnualReturnSinceInception	0.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2006
Managers AMG FQ Global Alternatives Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.78%	[1]
1 Year	rr_ExpenseExampleYear01	181
3 Years	rr_ExpenseExampleYear03	636
5 Years	rr_ExpenseExampleYear05	1,194
10 Years	rr_ExpenseExampleYear10	2,715
1 Year	rr_AverageAnnualReturnYear01	2.42%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(2.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2010
Managers AMG FQ Global Alternatives Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.63%	[1]
1 Year	rr_ExpenseExampleYear01	166
3 Years	rr_ExpenseExampleYear03	590
5 Years	rr_ExpenseExampleYear05	1,118
10 Years	rr_ExpenseExampleYear10	2,563
1 Year	rr_AverageAnnualReturnYear01	2.55%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(2.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2010
Managers AMG FQ Global Alternatives Fund | Return After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.56%
5 Years	rr_AverageAnnualReturnYear05	1.00%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2006
Managers AMG FQ Global Alternatives Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.41%
5 Years	rr_AverageAnnualReturnYear05	0.68%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2006
Managers AMG FQ Global Alternatives Fund | Citigroup 1-Month T-Bill Index (reflects no deduction for fees, expenses, or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	0.33%
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 2006
Managers AMG FQ Global Alternatives Fund | Citigroup 1-Month T-Bill Index (reflects no deduction for fees, expenses, or taxes) | Service Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	0.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2010
Managers AMG FQ Global Alternatives Fund | Citigroup 1-Month T-Bill Index (reflects no deduction for fees, expenses, or taxes) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	0.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2010

[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2014 to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.49% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class shares would be 1.94%, 1.74% and 1.49%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

Managers AMG FQ Global Essentials Fund
Managers AMG FQ Global Essentials Fund
INVESTMENT OBJECTIVE
The Managers AMG FQ Global Essentials Fund’s (the “Fund”) investment objective is to maximize total return.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Managers AMG FQ Global Essentials Fund		Investor Class	Service Class	Institutional Class
Management Fee		0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses		0.60%	0.40%	0.35%
Acquired Fund Fees and Expenses		0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	[1]	1.65%	1.20%	1.15%
Fee Waiver and Expense Reimbursements	[2]	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	1.59%	1.14%	1.09%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2014 to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.89% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.39%, 1.14% and 0.89%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Managers AMG FQ Global Essentials Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	164	517	839	1,952
Service Class	164	463	702	1,497
Institutional Class	111	359	627	1,392

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to provide a diversified, risk-balanced global market portfolio. The Fund also attempts to balance risk and return by gaining exposure, generally through derivative instruments, to global equities, debt and commodities utilizing a proprietary dynamic asset allocation process. Under normal circumstances, the Fund will invest at least 40% of its net assets, plus the amount of any borrowing for investment purposes, in investments (permitted by applicable law) of issuers organized, located, or doing a substantial amount of business outside the United States, including investments exposed to such issuers, and the Fund will invest in or have investments exposed to a minimum of three countries, including the United States..

Generally, the Fund intends to make allocations to the following asset classes:
  Global (U.S. and Non-U.S.) Equities — Generally, exposure to global (U.S. and Non-U.S.) equities will be through futures on equity country indices, but the Fund may also seek to gain targeted exposure to various sectors through investments in exchange traded funds ("ETFs").
  Sovereign (Foreign Country) Debt — Generally, exposure to sovereign (foreign country) debt will be through futures on foreign country debt indices. Such investments may be used to increase income or hedge against the Fund's risks related to global equity exposure.
  Inflation-Protected Securities — Generally, exposure to inflation protected securities will be through investments in ETFs. Such investments may be used for hedging purposes.
  High Yield Bonds — Generally, exposure to high yield bonds will be through investments in ETFs. Such investments may be used for diversification purposes.
  Commodities — Generally, exposure to commodities will be through investments exposed to companies in the commodities sector and instruments linked to a commodity index or futures contract(s), particularly ETFs and exchange-traded notes ("ETNs").

Assets are selected by the Subadvisor for inclusion based on their ability to efficiently diversify the portfolio across asset classes. Investment weights within asset classes are set with the objective of balancing risk. Applying this investment process, the Fund seeks to provide greater capital loss protection during down markets than traditional balanced portfolios, as well as participate in market gains.

In selecting equity investments for the Fund, First Quadrant is not constrained by any particular investment style or capitalization range. In selecting debt investments for the Fund, First Quadrant will have the flexibility to invest in debt-related investments of any credit quality and with any duration.

First Quadrant L.P. ("First Quadrant") serves as Subadvisor to the Fund and applies a proprietary, quantitatively based investment process designed to provide a diversified, risk-balanced global market portfolio. First Quadrant continually monitors the Fund's investments utilizing a risk based approach and seeks to dynamically rebalance the Fund to achieve an optimal total portfolio risk target. First Quadrant anticipates that the Fund generally will maintain exposures to developed markets, emerging markets, small capitalization securities, real estate investment trusts ("REITS"), sovereign debt, inflation protected securities, high yield bonds and commodities (through companies in the commodities sector, instruments linked to a commodity index or futures contract or otherwise). The Fund may achieve long and short exposure to global equity, bond, and currency markets through a wide range of derivative instruments and direct investments. The Fund typically will make extensive use of derivative instruments, including futures contracts on global equity and fixed-income securities and security indices (including broad-based security indices), options on futures contracts, securities and security indices, swap contracts and forward contracts, and also ETFs. The Fund may also invest directly in global equity securities (including investments in ETFs, common and preferred stock of U.S. and non-U.S. companies) and global fixed-income securities (including U.S. and non-U.S. corporate debt, zero coupon securities, inflation protected securities and debt securities guaranteed by U.S. and non-U.S. governments, their agencies or instrumentalities or supranational organizations such as the World Bank and the United Nations).

In addition, the Fund may invest in commodity-linked derivative instruments and investment vehicles that exclusively invest in various commodities or have economic exposure to commodities, such as ETFs that invest in securities of companies in the commodity sector and/or ETNs, including leveraged ETNs, linked to one or more commodity indices through commodity futures contracts.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The Fund may gain exposure to the instruments mentioned below directly, by investing in securities, or indirectly through the use of derivatives, ETFs and ETNs.

Asset Allocation Risk—the Fund’s investments may not be allocated in the best performing asset classes.

Commodities Exposure Risk—exposure to commodities through investments exposed to companies in the commodities sector or commodity futures or otherwise may result in losses for the Fund. Commodity prices, and the value of stocks of companies exposed to commodities, and commodity futures prices, and therefore ETNs exposed to such commodity futures, can be extremely volatile and are affected by a wide range of factors, including market movements, supply and demand imbalances and inflationary trends.

Credit and Counterparty Risk—the issuer of bonds, ETNs or other debt securities or a counterparty to a derivatives contract may not be able to meet interest, principal or settlement payments or otherwise honor its obligations.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Derivatives Risk—the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Emerging Markets Risk—investments in emerging markets can be subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.

Exchange-Traded Fund Risk—because exchange-traded funds incur their own costs, investing in them could result in a higher cost to the investor.

Exchange-Traded Note Risk—the value of an ETN may be influenced by fluctuations in the values of the underlying assets or instruments, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying markets, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears any fees and expenses associated with investment in ETNs. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings.

Foreign Investment Risk—securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Hedging Risk—there is no guarantee that hedging strategies will be successful.

High Yield Risk—below-investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, and liquidity risk.

Inflation Risk—the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk—fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Leverage Risk—borrowing, and some derivative investments such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.

Political Risk—changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Prepayment Risk—many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Sector Risk—issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Tax Risk—although the Fund is expected to qualify as a regulated investment company, it may not qualify, which could result in higher taxes to shareholders and imposition of tax at the Fund level.

U.S. Government Securities Risk—obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“ FHLMC”), and Federal Home Loan Banks (“FHLBs”) are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad based securities market index, the S&P 500 Index, and to a composite index, 60% MSCI World Index and 40% Citigroup World Government Bond Index (“Managers AMG FQ Global Essentials Fund Composite Index”), which more accurately reflects the composition of the Fund’s portfolio. The Managers AMG FQ Global Essentials Fund Composite Index is calculated on both a hedged and unhedged basis, with respect to currency exchange rates, in the accompanying table. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

The performance information shown for the Fund’s Institutional Class shares (formerly shares of the Managers Fremont Global Fund’s sole share class, which were reclassified and redesignated as Institutional Class shares effective January 1, 2010) includes historical performance of the Fund for periods prior to September 28, 2009. To obtain updated monthly performance information please visit www.managersinvest.com or call 1.800.835.3879.
Calendar Year Total Returns as of 12/31/12 (Institutional Class)

Best Quarter: 17.12% (2nd Quarter 2009) Worst Quarter: -17.72 (4th Quarter 2008)
Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Managers AMG FQ Global Essentials Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Investor Class	9.19%			9.43%	Jan 1, 2010
Service Class	9.64%			9.79%	Jan 1, 2010
Institutional Class	9.80%	0.79%	6.49%
Institutional Class Return After Taxes on Distributions	8.51%	(0.25%)	5.59%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	6.36%	0.10%	5.20%
Managers AMG FQ Global Essentials Fund Composite Index (Hedged) (reflects no deduction for fees, expenses, or taxes)	9.78%	0.20%	4.65%	4.62%	Jan 1, 2010
Managers AMG FQ Global Essentials Fund Composite Index (reflects no deduction for fees, expenses, or taxes)	10.14%	2.02%	7.35%	6.26%	Jan 1, 2010
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%	10.87%	Jan 1, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class and Service Class shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANAGERS TRUST I
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Managers AMG FQ Global Essentials Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managers AMG FQ Global Essentials Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Managers AMG FQ Global Essentials Fund’s (the “Fund”) investment objective is to maximize total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to provide a diversified, risk-balanced global market portfolio. The Fund also attempts to balance risk and return by gaining exposure, generally through derivative instruments, to global equities, debt and commodities utilizing a proprietary dynamic asset allocation process. Under normal circumstances, the Fund will invest at least 40% of its net assets, plus the amount of any borrowing for investment purposes, in investments (permitted by applicable law) of issuers organized, located, or doing a substantial amount of business outside the United States, including investments exposed to such issuers, and the Fund will invest in or have investments exposed to a minimum of three countries, including the United States..

Generally, the Fund intends to make allocations to the following asset classes:
  Global (U.S. and Non-U.S.) Equities — Generally, exposure to global (U.S. and Non-U.S.) equities will be through futures on equity country indices, but the Fund may also seek to gain targeted exposure to various sectors through investments in exchange traded funds ("ETFs").
  Sovereign (Foreign Country) Debt — Generally, exposure to sovereign (foreign country) debt will be through futures on foreign country debt indices. Such investments may be used to increase income or hedge against the Fund's risks related to global equity exposure.
  Inflation-Protected Securities — Generally, exposure to inflation protected securities will be through investments in ETFs. Such investments may be used for hedging purposes.
  High Yield Bonds — Generally, exposure to high yield bonds will be through investments in ETFs. Such investments may be used for diversification purposes.
  Commodities — Generally, exposure to commodities will be through investments exposed to companies in the commodities sector and instruments linked to a commodity index or futures contract(s), particularly ETFs and exchange-traded notes ("ETNs").

Assets are selected by the Subadvisor for inclusion based on their ability to efficiently diversify the portfolio across asset classes. Investment weights within asset classes are set with the objective of balancing risk. Applying this investment process, the Fund seeks to provide greater capital loss protection during down markets than traditional balanced portfolios, as well as participate in market gains.

In selecting equity investments for the Fund, First Quadrant is not constrained by any particular investment style or capitalization range. In selecting debt investments for the Fund, First Quadrant will have the flexibility to invest in debt-related investments of any credit quality and with any duration.

First Quadrant L.P. ("First Quadrant") serves as Subadvisor to the Fund and applies a proprietary, quantitatively based investment process designed to provide a diversified, risk-balanced global market portfolio. First Quadrant continually monitors the Fund's investments utilizing a risk based approach and seeks to dynamically rebalance the Fund to achieve an optimal total portfolio risk target. First Quadrant anticipates that the Fund generally will maintain exposures to developed markets, emerging markets, small capitalization securities, real estate investment trusts ("REITS"), sovereign debt, inflation protected securities, high yield bonds and commodities (through companies in the commodities sector, instruments linked to a commodity index or futures contract or otherwise). The Fund may achieve long and short exposure to global equity, bond, and currency markets through a wide range of derivative instruments and direct investments. The Fund typically will make extensive use of derivative instruments, including futures contracts on global equity and fixed-income securities and security indices (including broad-based security indices), options on futures contracts, securities and security indices, swap contracts and forward contracts, and also ETFs. The Fund may also invest directly in global equity securities (including investments in ETFs, common and preferred stock of U.S. and non-U.S. companies) and global fixed-income securities (including U.S. and non-U.S. corporate debt, zero coupon securities, inflation protected securities and debt securities guaranteed by U.S. and non-U.S. governments, their agencies or instrumentalities or supranational organizations such as the World Bank and the United Nations).

		In addition, the Fund may invest in commodity-linked derivative instruments and investment vehicles that exclusively invest in various commodities or have economic exposure to commodities, such as ETFs that invest in securities of companies in the commodity sector and/or ETNs, including leveraged ETNs, linked to one or more commodity indices through commodity futures contracts.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The Fund may gain exposure to the instruments mentioned below directly, by investing in securities, or indirectly through the use of derivatives, ETFs and ETNs.

Asset Allocation Risk—the Fund’s investments may not be allocated in the best performing asset classes.

Commodities Exposure Risk—exposure to commodities through investments exposed to companies in the commodities sector or commodity futures or otherwise may result in losses for the Fund. Commodity prices, and the value of stocks of companies exposed to commodities, and commodity futures prices, and therefore ETNs exposed to such commodity futures, can be extremely volatile and are affected by a wide range of factors, including market movements, supply and demand imbalances and inflationary trends.

Credit and Counterparty Risk—the issuer of bonds, ETNs or other debt securities or a counterparty to a derivatives contract may not be able to meet interest, principal or settlement payments or otherwise honor its obligations.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Derivatives Risk—the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Emerging Markets Risk—investments in emerging markets can be subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.

Exchange-Traded Fund Risk—because exchange-traded funds incur their own costs, investing in them could result in a higher cost to the investor.

Exchange-Traded Note Risk—the value of an ETN may be influenced by fluctuations in the values of the underlying assets or instruments, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying markets, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears any fees and expenses associated with investment in ETNs. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings.

Foreign Investment Risk—securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Hedging Risk—there is no guarantee that hedging strategies will be successful.

High Yield Risk—below-investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, and liquidity risk.

Inflation Risk—the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk—fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Leverage Risk—borrowing, and some derivative investments such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.

Political Risk—changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Prepayment Risk—many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Sector Risk—issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Tax Risk—although the Fund is expected to qualify as a regulated investment company, it may not qualify, which could result in higher taxes to shareholders and imposition of tax at the Fund level.

		U.S. Government Securities Risk—obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“ FHLMC”), and Federal Home Loan Banks (“FHLBs”) are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad based securities market index, the S&P 500 Index, and to a composite index, 60% MSCI World Index and 40% Citigroup World Government Bond Index (“Managers AMG FQ Global Essentials Fund Composite Index”), which more accurately reflects the composition of the Fund’s portfolio. The Managers AMG FQ Global Essentials Fund Composite Index is calculated on both a hedged and unhedged basis, with respect to currency exchange rates, in the accompanying table. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

		The performance information shown for the Fund’s Institutional Class shares (formerly shares of the Managers Fremont Global Fund’s sole share class, which were reclassified and redesignated as Institutional Class shares effective January 1, 2010) includes historical performance of the Fund for periods prior to September 28, 2009. To obtain updated monthly performance information please visit www.managersinvest.com or call 1.800.835.3879.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad based securities market index, the S&P 500 Index, and to a composite index, 60% MSCI World Index and 40% Citigroup World Government Bond Index (“Managers AMG FQ Global Essentials Fund Composite Index”), which more accurately reflects the composition of the Fund’s portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/12 (Institutional Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 17.12% (2nd Quarter 2009) Worst Quarter: -17.72 (4th Quarter 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class and Service Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class and Service Class shares will vary.
Managers AMG FQ Global Essentials Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.59%	[1]
1 Year	rr_ExpenseExampleYear01	164
3 Years	rr_ExpenseExampleYear03	517
5 Years	rr_ExpenseExampleYear05	839
10 Years	rr_ExpenseExampleYear10	1,952
1 Year	rr_AverageAnnualReturnYear01	9.19%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2010
Managers AMG FQ Global Essentials Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.14%	[1]
1 Year	rr_ExpenseExampleYear01	164
3 Years	rr_ExpenseExampleYear03	463
5 Years	rr_ExpenseExampleYear05	702
10 Years	rr_ExpenseExampleYear10	1,497
1 Year	rr_AverageAnnualReturnYear01	9.64%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2010
Managers AMG FQ Global Essentials Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.09%	[1]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	627
10 Years	rr_ExpenseExampleYear10	1,392
2003	rr_AnnualReturn2003	22.78%
2004	rr_AnnualReturn2004	11.87%
2005	rr_AnnualReturn2005	7.36%
2006	rr_AnnualReturn2006	12.77%
2007	rr_AnnualReturn2007	8.38%
2008	rr_AnnualReturn2008	(36.52%)
2009	rr_AnnualReturn2009	23.34%
2010	rr_AnnualReturn2010	12.09%
2011	rr_AnnualReturn2011	7.94%
2012	rr_AnnualReturn2012	19.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.72%)
1 Year	rr_AverageAnnualReturnYear01	9.80%
5 Years	rr_AverageAnnualReturnYear05	0.79%
10 Years	rr_AverageAnnualReturnYear10	6.49%
Since Inception	rr_AverageAnnualReturnSinceInception
Managers AMG FQ Global Essentials Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.51%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	5.59%
Since Inception	rr_AverageAnnualReturnSinceInception
Managers AMG FQ Global Essentials Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.36%
5 Years	rr_AverageAnnualReturnYear05	0.10%
10 Years	rr_AverageAnnualReturnYear10	5.20%
Since Inception	rr_AverageAnnualReturnSinceInception
Managers AMG FQ Global Essentials Fund | Managers AMG FQ Global Essentials Fund Composite Index (Hedged) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.78%
5 Years	rr_AverageAnnualReturnYear05	0.20%
10 Years	rr_AverageAnnualReturnYear10	4.65%
Since Inception	rr_AverageAnnualReturnSinceInception	4.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2010
Managers AMG FQ Global Essentials Fund | Managers AMG FQ Global Essentials Fund Composite Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.14%
5 Years	rr_AverageAnnualReturnYear05	2.02%
10 Years	rr_AverageAnnualReturnYear10	7.35%
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2010
Managers AMG FQ Global Essentials Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	10.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2010

[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2014 to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.89% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.39%, 1.14% and 0.89%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

Managers Frontier Small Cap Growth Fund
Managers Frontier Small Cap Growth Fund
INVESTMENT OBJECTIVE
The Managers Frontier Small Cap Growth Fund's (the “Fund”) investment objective is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Managers Frontier Small Cap Growth Fund		Investor Class	Service Class	Institutional Class
Management Fee		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses		0.40%	0.40%	0.15%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.66%	1.41%	1.16%
Fee Waiver and Expense Reimbursements	[2]	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	1.56%	1.31%	1.06%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2014 to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.05% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.55%, 1.30% and 1.05%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Managers Frontier Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	159	514	893	1,957
Service Class	133	436	762	1,682
Institutional Class	108	359	629	1,400

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks of U.S. small-capitalization companies. Frontier Capital Management Co., LLC, the Subadvisor of the Fund, generally considers a company to be a small-capitalization company if, at the time of purchase, its market capitalization is within the range of capitalizations of companies in the Russell 2500® Index. As of May 31, 2012, the range of market capitalizations for the Russell 2500® Index was $101 million to $6.3 billion. These figures may fluctuate as market conditions change and during periods of increased market volatility. The Fund may retain securities that it already has purchased even if the company drops below or outgrows the capitalization range. With respect to 80% of the Fund's assets, the Fund will not make an initial investment in a security unless its market capitalization is within the range of capitalizations of companies in the Russell 2000® Index at the time of such investment. As of May 31, 2012 the range of capitalizations for the Russell 2000® Index was $101 million to $2.6 billion. The Fund primarily invests in common stocks and may invest in stocks that are traded in the over-the-counter (OTC) market.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (" FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.

Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

The performance information shown for the Fund’s Service Class shares (formerly shares of Managers Small Cap Fund’s sole share class, which were reclassified and redesignated as Service Class shares effective January 1, 2010) includes historical performance of the Fund for periods prior to September 14, 2009. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/12 (Service Class)

Best Quarter: 24.80% (2nd Quarter 2003) Worst Quarter: -24.25% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Managers Frontier Small Cap Growth Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Investor Class	12.62%			10.45%	Jan 1, 2010
Service Class	12.91%	3.16%	9.90%
Service Class Return After Taxes on Distributions	12.91%	3.16%	9.90%
Service Class Return After Taxes on Distributions and Sale of Fund Shares	8.39%	2.71%	8.85%
Institutional Class	13.14%			10.93%	Jan 1, 2010
Russell 2000�� Growth Index (reflects no deduction for fees, expenses, or taxes)	14.59%	3.49%	9.80%	12.81%	Jan 1, 2010
Russell 2500�� Index (reflects no deduction for fees, expenses, or taxes)	17.88%	4.34%	10.49%	13.34%	Jan 1, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class shares only, and after-tax returns for Investor Class and Institutional Class shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANAGERS TRUST I
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Managers Frontier Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managers Frontier Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Managers Frontier Small Cap Growth Fund's (the “Fund”) investment objective is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks of U.S. small-capitalization companies. Frontier Capital Management Co., LLC, the Subadvisor of the Fund, generally considers a company to be a small-capitalization company if, at the time of purchase, its market capitalization is within the range of capitalizations of companies in the Russell 2500® Index. As of May 31, 2012, the range of market capitalizations for the Russell 2500® Index was $101 million to $6.3 billion. These figures may fluctuate as market conditions change and during periods of increased market volatility. The Fund may retain securities that it already has purchased even if the company drops below or outgrows the capitalization range. With respect to 80% of the Fund's assets, the Fund will not make an initial investment in a security unless its market capitalization is within the range of capitalizations of companies in the Russell 2000® Index at the time of such investment. As of May 31, 2012 the range of capitalizations for the Russell 2000® Index was $101 million to $2.6 billion. The Fund primarily invests in common stocks and may invest in stocks that are traded in the over-the-counter (OTC) market.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (" FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.

		Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (" FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

		The performance information shown for the Fund’s Service Class shares (formerly shares of Managers Small Cap Fund’s sole share class, which were reclassified and redesignated as Service Class shares effective January 1, 2010) includes historical performance of the Fund for periods prior to September 14, 2009. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/12 (Service Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 24.80% (2nd Quarter 2003) Worst Quarter: -24.25% (4th Quarter 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Service Class shares only, and after-tax returns for Investor Class and Institutional Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class shares only, and after-tax returns for Investor Class and Institutional Class shares will vary.
Managers Frontier Small Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.06%	[1]
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	629
10 Years	rr_ExpenseExampleYear10	1,400
1 Year	rr_AverageAnnualReturnYear01	13.14%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2010
Managers Frontier Small Cap Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.56%	[1]
1 Year	rr_ExpenseExampleYear01	159
3 Years	rr_ExpenseExampleYear03	514
5 Years	rr_ExpenseExampleYear05	893
10 Years	rr_ExpenseExampleYear10	1,957
1 Year	rr_AverageAnnualReturnYear01	12.62%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2010
Managers Frontier Small Cap Growth Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.31%	[1]
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	436
5 Years	rr_ExpenseExampleYear05	762
10 Years	rr_ExpenseExampleYear10	1,682
2003	rr_AnnualReturn2003	44.30%
2004	rr_AnnualReturn2004	10.59%
2005	rr_AnnualReturn2005	10.80%
2006	rr_AnnualReturn2006	15.82%
2007	rr_AnnualReturn2007	7.46%
2008	rr_AnnualReturn2008	(34.90%)
2009	rr_AnnualReturn2009	32.37%
2010	rr_AnnualReturn2010	29.78%
2011	rr_AnnualReturn2011	(7.47%)
2012	rr_AnnualReturn2012	12.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.25%)
1 Year	rr_AverageAnnualReturnYear01	12.91%
5 Years	rr_AverageAnnualReturnYear05	3.16%
10 Years	rr_AverageAnnualReturnYear10	9.90%
Since Inception	rr_AverageAnnualReturnSinceInception
Managers Frontier Small Cap Growth Fund | Return After Taxes on Distributions | Service Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.91%
5 Years	rr_AverageAnnualReturnYear05	3.16%
10 Years	rr_AverageAnnualReturnYear10	9.90%
Since Inception	rr_AverageAnnualReturnSinceInception
Managers Frontier Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Service Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.39%
5 Years	rr_AverageAnnualReturnYear05	2.71%
10 Years	rr_AverageAnnualReturnYear10	8.85%
Since Inception	rr_AverageAnnualReturnSinceInception
Managers Frontier Small Cap Growth Fund | Russell 2000�� Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	9.80%
Since Inception	rr_AverageAnnualReturnSinceInception	12.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2010
Managers Frontier Small Cap Growth Fund | Russell 2500�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.88%
5 Years	rr_AverageAnnualReturnYear05	4.34%
10 Years	rr_AverageAnnualReturnYear10	10.49%
Since Inception	rr_AverageAnnualReturnSinceInception	13.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2010

[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2014 to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.05% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.55%, 1.30% and 1.05%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

Managers Micro-Cap Fund
Managers Micro-Cap Fund
INVESTMENT OBJECTIVE
The Managers Micro-Cap Fund's (the “ Fund”) investment objective is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Managers Micro-Cap Fund		Service Class	Institutional Class
Management Fee		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	none
Other Expenses		0.70%	0.45%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.71%	1.46%
Fee Waiver and Expense Reimbursements	[2]	(0.27%)	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	1.44%	1.19%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2014 to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.18% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under then current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Service Class and Institutional Class would be 1.43% and 1.18%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Managers Micro-Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class	147	512	903	1,997
Institutional Class	121	435	772	1,723

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. micro-cap stocks. The Fund generally considers a stock to be a micro-cap stock if, at the time of purchase, its market capitalization is within the range of capitalizations of companies in the Russell Microcap® Index. As of May 31, 2012, the range of market capitalizations for the Russell Microcap® Index was $30 million to $565 million. The Fund may retain securities that it already has purchased even if the stock outgrows the capitalization limits. The Fund will invest in a combination of value-oriented and growth-oriented stocks.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

IPO Risk—investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.

Micro-Capitalization Stock Risk—the stocks of micro-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

Effective October 3, 2011, outstanding shares of the Fund’s sole class were reclassified and redesignated as Service Class shares of the Fund. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/12 (Service Class)

Best Quarter: 27.71% (2nd Quarter 2003) Worst Quarter: -24.71% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Managers Micro-Cap Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Service Class	13.95%	2.50%	8.78%
Service Class Return After Taxes on Distributions	12.62%	1.82%	8.42%
Service Class Return After Taxes on Distributions and Sale of Fund Shares	10.80%	2.03%	7.75%
Institutional Class	14.32%			25.41%	Oct 1, 2011
Russell Microcap�� Index (reflects no deduction for fees, expenses, or taxes)	19.75%	1.46%	8.42%	28.00%	Oct 1, 2011
Russell 2000�� Index (reflects no deduction for fees, expenses, or taxes)	16.35%	3.56%	9.72%	26.53%	Oct 1, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class shares only, and after-tax returns for Institutional Class shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANAGERS TRUST I
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Managers Micro-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managers Micro-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Managers Micro-Cap Fund's (the “ Fund”) investment objective is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. micro-cap stocks. The Fund generally considers a stock to be a micro-cap stock if, at the time of purchase, its market capitalization is within the range of capitalizations of companies in the Russell Microcap® Index. As of May 31, 2012, the range of market capitalizations for the Russell Microcap® Index was $30 million to $565 million. The Fund may retain securities that it already has purchased even if the stock outgrows the capitalization limits. The Fund will invest in a combination of value-oriented and growth-oriented stocks.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

IPO Risk—investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.

Micro-Capitalization Stock Risk—the stocks of micro-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

		Effective October 3, 2011, outstanding shares of the Fund’s sole class were reclassified and redesignated as Service Class shares of the Fund. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/12 (Service Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 27.71% (2nd Quarter 2003) Worst Quarter: -24.71% (4th Quarter 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Service Class shares only, and after-tax returns for Institutional Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class shares only, and after-tax returns for Institutional Class shares will vary.
Managers Micro-Cap Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.44%	[1]
1 Year	rr_ExpenseExampleYear01	147
3 Years	rr_ExpenseExampleYear03	512
5 Years	rr_ExpenseExampleYear05	903
10 Years	rr_ExpenseExampleYear10	1,997
2003	rr_AnnualReturn2003	56.64%
2004	rr_AnnualReturn2004	9.79%
2005	rr_AnnualReturn2005	(2.76%)
2006	rr_AnnualReturn2006	12.26%
2007	rr_AnnualReturn2007	9.21%
2008	rr_AnnualReturn2008	(38.18%)
2009	rr_AnnualReturn2009	28.59%
2010	rr_AnnualReturn2010	29.76%
2011	rr_AnnualReturn2011	(3.75%)
2012	rr_AnnualReturn2012	13.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.71%)
1 Year	rr_AverageAnnualReturnYear01	13.95%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	8.78%
Since Inception	rr_AverageAnnualReturnSinceInception
Managers Micro-Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.19%	[1]
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	435
5 Years	rr_ExpenseExampleYear05	772
10 Years	rr_ExpenseExampleYear10	1,723
1 Year	rr_AverageAnnualReturnYear01	14.32%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	25.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2011
Managers Micro-Cap Fund | Return After Taxes on Distributions | Service Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.62%
5 Years	rr_AverageAnnualReturnYear05	1.82%
10 Years	rr_AverageAnnualReturnYear10	8.42%
Since Inception	rr_AverageAnnualReturnSinceInception
Managers Micro-Cap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Service Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.80%
5 Years	rr_AverageAnnualReturnYear05	2.03%
10 Years	rr_AverageAnnualReturnYear10	7.75%
Since Inception	rr_AverageAnnualReturnSinceInception
Managers Micro-Cap Fund | Russell Microcap�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.75%
5 Years	rr_AverageAnnualReturnYear05	1.46%
10 Years	rr_AverageAnnualReturnYear10	8.42%
Since Inception	rr_AverageAnnualReturnSinceInception	28.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2011
Managers Micro-Cap Fund | Russell 2000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	9.72%
Since Inception	rr_AverageAnnualReturnSinceInception	26.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2011

[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2014 to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.18% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under then current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Service Class and Institutional Class would be 1.43% and 1.18%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

Managers AMG TSCM Growth Equity Fund
Managers AMG TSCM Growth Equity Fund
INVESTMENT OBJECTIVE
The Managers AMG TSCM Growth Equity Fund's (the “Fund”) investment objective is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Managers AMG TSCM Growth Equity Fund		Investor Class	Service Class	Institutional Class
Management Fee		0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses		0.82%	0.86%	0.67%
Acquired Fund Fees and Expenses		none	none	none
Total Annual Fund Operating Expenses	[1]	1.92%	1.67%	1.42%
Fee Waiver and Expense Reimbursements	[2]	(0.63%)	(0.63%)	(0.63%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	1.19%	0.98%	0.79%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.79% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the currect applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthtical above) of the Investor Class, Service Class, and Institutional Class would be 1.29%, 1.04% and 0.79%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Managers AMG TSCM Growth Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	131	542	978	2,192
Service Class	106	465	848	1,923
Institutional Class	81	387	716	1,648

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally common and preferred stocks). The Fund seeks to achieve its investment objective by building a concentrated U.S. equity growth portfolio that the Subadvisor believes will generate positive returns over the long-term. The Subadvisor utilizes a bottom-up, fundamental, research-intensive approach to identify a select group of approximately 30-40 stocks which the Subadvisor believes will outperform the market. The Fund anticipates making investments in companies representing a broad range of market capitalizations, which generally may include large-, mid-, and small-capitalization growth companies. It is anticipated that the Fund's market capitalization will be weighted more heavily towards large- and mid-capitalization stocks. Additionally, the Fund may invest up to 10% of its assets in Initial Public Offerings ("IPOs"). The Subadvisor utilizes fundamental growth equity research which emphasizes the quality of a company's management, identifying superior business models that have a sustainable competitive advantage, and the potential for strong, consistent growth. Potential investments are normally generated through traditional financial analysis, company visits, and management assessments. The Fund seeks to outperform the Russell 3000® Growth Index over a full market cycle. The Subadvisor may invest up to 20% of the Fund's net assets in foreign securities. To gain exposure to foreign issuers, the Fund may invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") or ordinary shares of non-U.S. listed companies.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Focused Investment Risk—a greater percentage of the Fund's holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

Foreign Securities Risk—securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

IPO Risk—investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Market Risk—market prices of domestic and foreign securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Sector Risk—companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in technology and industrials sectors currently, and may in the future, comprise a significant portion of the Fund's portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Industrial industries companies may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Calendar Year Total Returns as of 12/31/12 (Service Class)

Best Quarter: 12.69% (4th Quarter 2011) Worst Quarter: -19.72% (3rd Quarter 2011)
Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Managers AMG TSCM Growth Equity Fund	1 Year	Since Inception	Inception Date
Investor Class	19.45%	11.98%	Jul 30, 2010
Investor Class Russell 3000�� Growth Index (reflects no deduction for fees, expenses, or taxes)	15.21%	14.69%	Jul 30, 2010
Service Class	19.77%	12.48%	Jul 30, 2010
Service Class Return After Taxes on Distributions	19.71%	12.45%	Jul 30, 2010
Service Class Return After Taxes on Distributions and Sale of Fund Shares	12.93%	10.73%	Jul 30, 2010
Service Class Russell 3000�� Growth Index (reflects no deduction for fees, expenses, or taxes)	15.21%	14.69%	Jul 30, 2010
Institutional Class	19.86%	12.45%	Jul 30, 2010
Institutional Class Russell 3000�� Growth Index (reflects no deduction for fees, expenses, or taxes)	15.21%	14.69%	Jul 30, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class shares only, and after-tax returns for Investor Class and Institutional Class shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANAGERS TRUST I
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Managers AMG TSCM Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managers AMG TSCM Growth Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Managers AMG TSCM Growth Equity Fund's (the “Fund”) investment objective is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally common and preferred stocks). The Fund seeks to achieve its investment objective by building a concentrated U.S. equity growth portfolio that the Subadvisor believes will generate positive returns over the long-term. The Subadvisor utilizes a bottom-up, fundamental, research-intensive approach to identify a select group of approximately 30-40 stocks which the Subadvisor believes will outperform the market. The Fund anticipates making investments in companies representing a broad range of market capitalizations, which generally may include large-, mid-, and small-capitalization growth companies. It is anticipated that the Fund's market capitalization will be weighted more heavily towards large- and mid-capitalization stocks. Additionally, the Fund may invest up to 10% of its assets in Initial Public Offerings ("IPOs"). The Subadvisor utilizes fundamental growth equity research which emphasizes the quality of a company's management, identifying superior business models that have a sustainable competitive advantage, and the potential for strong, consistent growth. Potential investments are normally generated through traditional financial analysis, company visits, and management assessments. The Fund seeks to outperform the Russell 3000® Growth Index over a full market cycle. The Subadvisor may invest up to 20% of the Fund's net assets in foreign securities. To gain exposure to foreign issuers, the Fund may invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") or ordinary shares of non-U.S. listed companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Focused Investment Risk—a greater percentage of the Fund's holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

Foreign Securities Risk—securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

IPO Risk—investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Market Risk—market prices of domestic and foreign securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Sector Risk—companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in technology and industrials sectors currently, and may in the future, comprise a significant portion of the Fund's portfolio. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Industrial industries companies may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.

		Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/12 (Service Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 12.69% (4th Quarter 2011) Worst Quarter: -19.72% (3rd Quarter 2011)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Service Class shares only, and after-tax returns for Investor Class and Institutional Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class shares only, and after-tax returns for Investor Class and Institutional Class shares will vary.
Managers AMG TSCM Growth Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.19%	[1]
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	542
5 Years	rr_ExpenseExampleYear05	978
10 Years	rr_ExpenseExampleYear10	2,192
1 Year	rr_AverageAnnualReturnYear01	19.45%
Since Inception	rr_AverageAnnualReturnSinceInception	11.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Managers AMG TSCM Growth Equity Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.98%	[1]
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	465
5 Years	rr_ExpenseExampleYear05	848
10 Years	rr_ExpenseExampleYear10	1,923
2011	rr_AnnualReturn2011	(4.39%)
2012	rr_AnnualReturn2012	19.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.72%)
1 Year	rr_AverageAnnualReturnYear01	19.77%
Since Inception	rr_AverageAnnualReturnSinceInception	12.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Managers AMG TSCM Growth Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.79%	[1]
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	716
10 Years	rr_ExpenseExampleYear10	1,648
1 Year	rr_AverageAnnualReturnYear01	19.86%
Since Inception	rr_AverageAnnualReturnSinceInception	12.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Managers AMG TSCM Growth Equity Fund | Return After Taxes on Distributions | Service Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.71%
Since Inception	rr_AverageAnnualReturnSinceInception	12.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Managers AMG TSCM Growth Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Service Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.93%
Since Inception	rr_AverageAnnualReturnSinceInception	10.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Managers AMG TSCM Growth Equity Fund | Russell 3000�� Growth Index (reflects no deduction for fees, expenses, or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.21%
Since Inception	rr_AverageAnnualReturnSinceInception	14.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Managers AMG TSCM Growth Equity Fund | Russell 3000�� Growth Index (reflects no deduction for fees, expenses, or taxes) | Service Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.21%
Since Inception	rr_AverageAnnualReturnSinceInception	14.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010
Managers AMG TSCM Growth Equity Fund | Russell 3000�� Growth Index (reflects no deduction for fees, expenses, or taxes) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.21%
Since Inception	rr_AverageAnnualReturnSinceInception	14.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2010

[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.79% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the currect applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthtical above) of the Investor Class, Service Class, and Institutional Class would be 1.29%, 1.04% and 0.79%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

Managers Real Estate Securities Fund
Managers Real Estate Securities Fund
INVESTMENT OBJECTIVE
The Managers Real Estate Securities Fund’s (the “Fund”) investment objective is to achieve a combination of income and long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Managers Real Estate Securities Fund
Management Fee		0.60%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.65%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.26%
Fee Waiver and Expense Reimbursements	[2]	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	1.25%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2014 to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.24% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Managers Real Estate Securities Fund	127	399	691	1,522

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks of companies principally engaged in the real estate industry, including Real Estate Investment Trusts (" REITs").

For purposes of the Fund's investment policies, a company is in the real estate industry if it derives at least 50% of its revenues from, or if it has at least 50% of its assets in, companies principally engaged in the real estate industry, including REITs. The Fund is non-diversified and may hold a greater percentage of its assets in securities of a single issuer or a smaller number of issuers than a diversified fund. The Fund usually holds approximately 40 to 55 stocks.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.

Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be concentrated in a small number of issuers or a single issuer, such as a corporate or government entity, which can place the Fund at greater risk.

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index and a specialized index reflecting the market in which the Fund primarily invests. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Calendar Year Total Returns as of 12/31/12

Best Quarter: 35.16% (3rd Quarter 2009) Worst Quarter: -37.94% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/12
Average Annual Total Returns	1 Year	5 Years	10 Years
Managers Real Estate Securities Fund	16.05%	7.18%	10.18%
Managers Real Estate Securities Fund Return After Taxes on Distributions	(15.01%)	(6.54%)	(12.46%)
Managers Real Estate Securities Fund Return After Taxes on Distributions and Sale of Fund Shares	(10.77%)	(5.82%)	(10.05%)
Managers Real Estate Securities Fund S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Managers Real Estate Securities Fund Dow Jones U.S. Select REIT Index (reflects no deduction for fees, expenses, or taxes)	17.12%	5.08%	11.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANAGERS TRUST I
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Managers Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managers Real Estate Securities Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Managers Real Estate Securities Fund’s (the “Fund”) investment objective is to achieve a combination of income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks of companies principally engaged in the real estate industry, including Real Estate Investment Trusts (" REITs").

		For purposes of the Fund's investment policies, a company is in the real estate industry if it derives at least 50% of its revenues from, or if it has at least 50% of its assets in, companies principally engaged in the real estate industry, including REITs. The Fund is non-diversified and may hold a greater percentage of its assets in securities of a single issuer or a smaller number of issuers than a diversified fund. The Fund usually holds approximately 40 to 55 stocks.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.

Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be concentrated in a small number of issuers or a single issuer, such as a corporate or government entity, which can place the Fund at greater risk.

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

		Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index and a specialized index reflecting the market in which the Fund primarily invests. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index and a specialized index reflecting the market in which the Fund primarily invests.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/12
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 35.16% (3rd Quarter 2009) Worst Quarter: -37.94% (4th Quarter 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Managers Real Estate Securities Fund | Managers Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.25%	[1]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	399
5 Years	rr_ExpenseExampleYear05	691
10 Years	rr_ExpenseExampleYear10	1,522
2003	rr_AnnualReturn2003	33.80%
2004	rr_AnnualReturn2004	33.25%
2005	rr_AnnualReturn2005	12.97%
2006	rr_AnnualReturn2006	33.70%
2007	rr_AnnualReturn2007	(15.02%)
2008	rr_AnnualReturn2008	(36.48%)
2009	rr_AnnualReturn2009	36.22%
2010	rr_AnnualReturn2010	28.83%
2011	rr_AnnualReturn2011	9.35%
2012	rr_AnnualReturn2012	16.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.94%)
1 Year	rr_AverageAnnualReturnYear01	16.05%
5 Years	rr_AverageAnnualReturnYear05	7.18%
10 Years	rr_AverageAnnualReturnYear10	10.18%
Managers Real Estate Securities Fund | Return After Taxes on Distributions | Managers Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.01%)
5 Years	rr_AverageAnnualReturnYear05	(6.54%)
10 Years	rr_AverageAnnualReturnYear10	(12.46%)
Managers Real Estate Securities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Managers Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.77%)
5 Years	rr_AverageAnnualReturnYear05	(5.82%)
10 Years	rr_AverageAnnualReturnYear10	(10.05%)
Managers Real Estate Securities Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Managers Real Estate Securities Fund | Dow Jones U.S. Select REIT Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.12%
5 Years	rr_AverageAnnualReturnYear05	5.08%
10 Years	rr_AverageAnnualReturnYear10	11.48%

[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2014 to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.24% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

Managers PIMCO Bond Fund
Managers PIMCO Bond Fund
INVESTMENT OBJECTIVE
The Managers PIMCO Bond Fund's (the “ Fund”) investment objective is to maximize total return consistent with the preservation of capital.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Managers PIMCO Bond Fund
Management Fee		0.40%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.30%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.71%
Fee Waiver and Expense Reimbursements	[2]	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	0.59%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2014 to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.58% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Managers PIMCO Bond Fund	60	215	383	871

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 375% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes in bonds. The term "bond" includes any debt or fixed-income securities. The Fund may also invest in derivatives such as options, futures contracts, or swap agreements.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's" ), or equivalently rated by Standard & Poor's Corporation ("S&P") or Fitch Ratings, or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO"), the Fund's subadvisor, to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 10% of its total assets in equity-related securities (including preferred stock and convertible securities). The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of February 20, 2013 was 5.23 years. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short-sales.

The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back, or dollar rolls). The total return sought by the Fund consists of income earned on the Fund's investment, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Credit Risk— the issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds come due.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Derivatives Risk—the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Emerging Markets Risk—investments in emerging markets can be subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.

Equity or Equity-Related Securities Risk—the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities, and thus their value may rise and fall rapidly and unpredictably due to a variety of factors, including changing economic, political or market conditions.

Foreign Securities Risk—securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

High Yield Risk—below-investment grade debt securities and unrated securities of similar credit quality (commonly known as "junk bonds" or "high yield securities") may be subject to greater levels of interest rate, credit, and liquidity risk.

Inflation Risk—the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk—fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Issuer Risk— the risk that the value of the security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Leverage Risk—borrowing, and some derivative investments such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.

Mortgage-Related and Other Asset-Backed Securities Risk — the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk.

Political Risk—changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Prepayment Risk—many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

Short Sales Risk—the sale of a security that is borrowed may subject the Fund to potentially unlimited losses.

U.S. Government Securities Risk—obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation (" FHLMC"), and Federal Home Loan Banks ("FHLBs") are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Calendar Year Total Returns as of 12/31/12

Best Quarter: 8.20% (2nd Quarter 2009) Worst Quarter: -3.48% (3rd Quarter 2008)
Average Annual Total Returns as of 12/31/12
Average Annual Total Returns	1 Year	5 Years	10 Years
Managers PIMCO Bond Fund	8.62%	7.52%	6.33%
Managers PIMCO Bond Fund Return After Taxes on Distributions	6.98%	5.26%	4.39%
Managers PIMCO Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	5.65%	5.14%	4.31%
Managers PIMCO Bond Fund Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANAGERS TRUST I
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Managers PIMCO Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managers PIMCO Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Managers PIMCO Bond Fund's (the “ Fund”) investment objective is to maximize total return consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 375% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	375.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund’s Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes in bonds. The term "bond" includes any debt or fixed-income securities. The Fund may also invest in derivatives such as options, futures contracts, or swap agreements.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's" ), or equivalently rated by Standard & Poor's Corporation ("S&P") or Fitch Ratings, or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO"), the Fund's subadvisor, to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 10% of its total assets in equity-related securities (including preferred stock and convertible securities). The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of February 20, 2013 was 5.23 years. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short-sales.

		The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back, or dollar rolls). The total return sought by the Fund consists of income earned on the Fund's investment, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Credit Risk— the issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds come due.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Derivatives Risk—the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Emerging Markets Risk—investments in emerging markets can be subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.

Equity or Equity-Related Securities Risk—the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities, and thus their value may rise and fall rapidly and unpredictably due to a variety of factors, including changing economic, political or market conditions.

Foreign Securities Risk—securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

High Yield Risk—below-investment grade debt securities and unrated securities of similar credit quality (commonly known as "junk bonds" or "high yield securities") may be subject to greater levels of interest rate, credit, and liquidity risk.

Inflation Risk—the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk—fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Issuer Risk— the risk that the value of the security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Leverage Risk—borrowing, and some derivative investments such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.

Mortgage-Related and Other Asset-Backed Securities Risk — the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk.

Political Risk—changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Prepayment Risk—many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

Short Sales Risk—the sale of a security that is borrowed may subject the Fund to potentially unlimited losses.

		U.S. Government Securities Risk—obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation (" FHLMC"), and Federal Home Loan Banks ("FHLBs") are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/12
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 8.20% (2nd Quarter 2009) Worst Quarter: -3.48% (3rd Quarter 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Managers PIMCO Bond Fund | Managers PIMCO Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.59%	[1]
1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	215
5 Years	rr_ExpenseExampleYear05	383
10 Years	rr_ExpenseExampleYear10	871
2003	rr_AnnualReturn2003	5.32%
2004	rr_AnnualReturn2004	5.33%
2005	rr_AnnualReturn2005	2.99%
2006	rr_AnnualReturn2006	3.43%
2007	rr_AnnualReturn2007	8.82%
2008	rr_AnnualReturn2008	(0.20%)
2009	rr_AnnualReturn2009	17.16%
2010	rr_AnnualReturn2010	7.98%
2011	rr_AnnualReturn2011	4.77%
2012	rr_AnnualReturn2012	8.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.48%)
1 Year	rr_AverageAnnualReturnYear01	8.62%
5 Years	rr_AverageAnnualReturnYear05	7.52%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Managers PIMCO Bond Fund | Return After Taxes on Distributions | Managers PIMCO Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.98%
5 Years	rr_AverageAnnualReturnYear05	5.26%
10 Years	rr_AverageAnnualReturnYear10	4.39%
Managers PIMCO Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Managers PIMCO Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.65%
5 Years	rr_AverageAnnualReturnYear05	5.14%
10 Years	rr_AverageAnnualReturnYear10	4.31%
Managers PIMCO Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%

[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund's Prospectus. The ratios reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2014 to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.58% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

Managers California Intermediate Tax-Free Fund
Managers California Intermediate Tax-Free Fund
INVESTMENT OBJECTIVE
The Managers California Intermediate Tax-Free Fund's (the “Fund”) investment objective is to achieve income free from Federal and California state income taxes, including the alternative minimum tax (“AMT”).
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Managers California Intermediate Tax-Free Fund
Management Fee		0.40%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.50%
Total Annual Fund Operating Expenses		0.90%
Fee Waiver and Expense Reimbursements	[1]	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	0.55%
[1]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2014 to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.55% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Managers California Intermediate Tax-Free Fund	56	252	464	1,076

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in intermediate-term California municipal bonds that are free from both Federal and California state income taxes, including the AMT. This policy is a fundamental policy of the Fund and may not be changed without shareholder approval.

The Fund is intended for California residents. The bonds in which the Fund typically invests have a rating comparable to the four highest ratings categories of Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), with a dollar-weighted average maturity of 3 to 10 years. The Fund is structured as a non-diversified fund and may hold a greater percentage of its assets in securities of a single issuer or a smaller number of issuers than a diversified fund. Although the Fund is structured as a non-diversified fund, it is likely to be diversified most of the time.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Credit Risk— the issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds come due.

Interest Rate Risk—fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.

Municipal Market Risk—factors unique to the municipal bond market may negatively affect the value of municipal bonds.

Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be concentrated in a small number of issuers or a single issuer, such as a corporate or government entity, which can place the Fund at greater risk.

Prepayment Risk—many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

State Concentration Risk—economic, political, or regulatory changes that affect California could adversely affect municipal bond issuers in California.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Calendar Year Total Returns as of 12/31/12

Best Quarter: 4.40% (3rd Quarter 2004) Worst Quarter: -3.39% (4th Quarter 2010)
Average Annual Total Returns as of 12/31/12
Average Annual Total Returns	1 Year	5 Years	10 Years
Managers California Intermediate Tax-Free Fund	5.94%	4.78%	4.42%
Managers California Intermediate Tax-Free Fund Return After Taxes on Distributions	5.94%	4.78%	4.30%
Managers California Intermediate Tax-Free Fund Return After Taxes on Distributions and Sale of Fund Shares	5.13%	4.60%	4.27%
Managers California Intermediate Tax-Free Fund Barclays 5-Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.96%	5.28%	4.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANAGERS TRUST I
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Managers California Intermediate Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Managers California Intermediate Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Managers California Intermediate Tax-Free Fund's (the “Fund”) investment objective is to achieve income free from Federal and California state income taxes, including the alternative minimum tax (“AMT”).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through March 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in intermediate-term California municipal bonds that are free from both Federal and California state income taxes, including the AMT. This policy is a fundamental policy of the Fund and may not be changed without shareholder approval.

		The Fund is intended for California residents. The bonds in which the Fund typically invests have a rating comparable to the four highest ratings categories of Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), with a dollar-weighted average maturity of 3 to 10 years. The Fund is structured as a non-diversified fund and may hold a greater percentage of its assets in securities of a single issuer or a smaller number of issuers than a diversified fund. Although the Fund is structured as a non-diversified fund, it is likely to be diversified most of the time.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Credit Risk— the issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds come due.

Interest Rate Risk—fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.

Municipal Market Risk—factors unique to the municipal bond market may negatively affect the value of municipal bonds.

Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be concentrated in a small number of issuers or a single issuer, such as a corporate or government entity, which can place the Fund at greater risk.

Prepayment Risk—many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

		State Concentration Risk—economic, political, or regulatory changes that affect California could adversely affect municipal bond issuers in California.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be concentrated in a small number of issuers or a single issuer, such as a corporate or government entity, which can place the Fund at greater risk.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/12
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 4.40% (3rd Quarter 2004) Worst Quarter: -3.39% (4th Quarter 2010)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Managers California Intermediate Tax-Free Fund | Managers California Intermediate Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.55%	[1]
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	252
5 Years	rr_ExpenseExampleYear05	464
10 Years	rr_ExpenseExampleYear10	1,076
2003	rr_AnnualReturn2003	5.03%
2004	rr_AnnualReturn2004	4.32%
2005	rr_AnnualReturn2005	2.79%
2006	rr_AnnualReturn2006	4.54%
2007	rr_AnnualReturn2007	3.58%
2008	rr_AnnualReturn2008	(1.36%)
2009	rr_AnnualReturn2009	7.64%
2010	rr_AnnualReturn2010	2.48%
2011	rr_AnnualReturn2011	9.58%
2012	rr_AnnualReturn2012	5.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.39%)
1 Year	rr_AverageAnnualReturnYear01	5.94%
5 Years	rr_AverageAnnualReturnYear05	4.78%
10 Years	rr_AverageAnnualReturnYear10	4.42%
Managers California Intermediate Tax-Free Fund | Return After Taxes on Distributions | Managers California Intermediate Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.94%
5 Years	rr_AverageAnnualReturnYear05	4.78%
10 Years	rr_AverageAnnualReturnYear10	4.30%
Managers California Intermediate Tax-Free Fund | Return After Taxes on Distributions and Sale of Fund Shares | Managers California Intermediate Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.13%
5 Years	rr_AverageAnnualReturnYear05	4.60%
10 Years	rr_AverageAnnualReturnYear10	4.27%
Managers California Intermediate Tax-Free Fund | Barclays 5-Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.96%
5 Years	rr_AverageAnnualReturnYear05	5.28%
10 Years	rr_AverageAnnualReturnYear10	4.26%

[1]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2014 to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.55% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANAGERS TRUST I
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2013